Summary Of Significant Accounting Policies (Accounts Receivable, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Cumulative-effect adjustment of accumulated deficit				$ 6,700
Increase of the allowance for credit losses of accounts receivable	[1]	$ 0	$ 0	3,383
Increase of allowance for credit losses of accounts receivable and financing receivables classified as assets held for sale				$ 3,300

[1]	The Company adopted ASU 2016-13 using the modified retrospective transition approach. The adjustments arising from the new CECL model are recognized in the opening Consolidated Balance Sheet on January 1, 2020.